Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec. 31, 2012
Entity Registrant Name	SurePure, Inc.
Entity Central Index Key	0001452176
Entity Filer Category	Smaller Reporting Company